ACCOUNTING POLICIES - Consolidation (Details) - ZAR (R)			12 Months Ended
	Jun. 29, 2018	Nov. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 10, 2020	Aug. 01, 2018
DRDGOLD Limited
Accounting policies
Percentage of voting equity interests acquired		38.05%				12.05%
Proportion of ownership interest in subsidiary			50.10%
Potential ownership, as a percent		50.10%	50.66%
Shares option, price discount, as a percent		10.00%
Consideration transferred, acquisition-date fair value						R 1,085,600,000	R 261,400,000
Number of instruments or interests issued or issuable						168,158,944
Newshelf 1335 Proprietary Limited
Accounting policies
Potential ownership, as a percent			2.00%
Bakgatla Ba Kgafela Investment Holdings
Accounting policies
Percentage of stake held			24.80%
Siyanda Resources Proprietary Limited
Accounting policies
Percentage of stake held			20.00%
Phembani Group [Member]
Accounting policies
Percentage of stake held			13.01%
Marikana Community Trust [Member]
Accounting policies
Percentage of stake held			0.90%
Bapo Ba Mogale Community Trust [Member]
Accounting policies
Percentage of stake held			0.90%
Incwala Platinum Pty Ltd Subsidiaries [Member] | Phembani Group [Member]
Accounting policies
Percentage of stake held			9.01%
Incwala Platinum Pty Ltd Subsidiaries [Member] | Rustenburg Eastern Operations Proprietary Limited [Member]
Accounting policies
Percentage of stake held			4.24%
Rand Refinery
Accounting policies
Proportion of ownership interest in associate			44.40%	44.40%
Rustenburg Mine Employees Trust
Accounting policies
Proportion of ownership interest in subsidiary			30.40%
Rustenburg Mine Community Development Trust
Accounting policies
Percentage of stake held			24.80%
Sibanye Rustenburg Platinum Mines Proprietary Limited Subsidiary
Accounting policies
Percentage of voting equity interests acquired			26.00%
Rustenburg Eastern Operations Proprietary Limited [Member]
Accounting policies
Proportion of ownership interest in subsidiary			6.13%
Western Platinum Limited [Member]
Accounting policies
Percentage of stake held			4.75%
Eastern Platinum Limited [Member]
Accounting policies
Percentage of stake held			4.75%
Eastern Platinum Limited [Member] | Lonplats Siyakhula Employee Profit Share Trust [Member]
Accounting policies
Percentage of stake held			3.80%
Akanani [Member]
Accounting policies
Percentage of stake held			6.87%
DRDGOLD Limited
Accounting policies
Percentage of stake held			49.90%	61.95%	61.95%
Potential ownership, as a percent			49.30%	61.40%	61.40%
Newshelf 1114 | Newshelf 1335 Proprietary Limited
Accounting policies
Proportion of ownership interest in subsidiary			76.00%
Peregrine Metals Ltd. [Member]
Accounting policies
Proportion of ownership interest in associate			100.00%
Aldebaran Resources Inc. [Member] | Peregrine Metals Ltd. [Member]
Accounting policies
Joint Venture Ownership Interest Of Counterparty, Initial	60.00%		60.00%